NET FINANCE EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Finance Income Expense Explanatory [Abstract]
Interest income	$ 582	$ 1,081
Accretion expense on decommissioning and restoration liability	(657)	(562)
Interest expense	(34,628)	(30,419)
Amortization of deferred financing costs	(4,216)	(20,790)
Other finance costs	(1,645)	(1,529)
Finance income (expense)	$ (40,564)	$ (52,219)